Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Additions to property, plant and equipment (cash flow)
Current year additions	R 25,808	R 30,565	R 30,943
Adjustments for non-cash items	(463)	(491)	(217)
Adjustments for non-cash items, movement in environmental provisions capitalised	(264)	(473)	(50)
Adjustments for non-cash items, Reduction in capital project pre-payment	(191)
Adjustments for non-cash items, Rig leases	(10)
Adjustments for non-cash items, Area A5-A receivable	2	(18)	(167)
Per the statement of cash flows	R 25,345	R 30,074	R 30,726